Vanguard Mid-Cap Value Index Fund

Schedule of Investments (unaudited)
As of September 30, 2019

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)1
Basic Materials (6.7%)
Newmont Goldcorp Corp.	7,611,434	288,625
Nucor Corp.	2,814,272	143,275
Celanese Corp. Class A	1,148,815	140,489
Freeport-McMoRan Inc.	12,796,446	122,462
International Flavors & Fragrances Inc.	991,272	121,619
Avery Dennison Corp.	781,546	88,760
Eastman Chemical Co.	1,144,413	84,492
International Paper Co.	1,821,374	76,170
Albemarle Corp.	983,166	68,350
Mosaic Co.	3,221,256	66,036
FMC Corp.	606,746	53,199
Reliance Steel & Aluminum Co.	294,560	29,356
Westlake Chemical Corp.	358,013	23,457
* Axalta Coating Systems Ltd.	488,310	14,722
		1,321,012
Consumer Goods (11.8%)
Clorox Co.	1,167,341	177,284
DR Horton Inc.	3,262,162	171,949
Lennar Corp. Class A	2,654,266	148,241
Conagra Brands Inc.	4,517,854	138,608
Hasbro Inc.	1,113,099	132,114
Genuine Parts Co.	1,288,430	128,315
Tyson Foods Inc. Class A	1,368,045	117,843
JM Smucker Co.	1,006,012	110,681
Garmin Ltd.	1,235,624	104,645
Aptiv plc	1,189,470	103,983
Molson Coors Brewing Co. Class B	1,639,676	94,281
Whirlpool Corp.	589,765	93,395
PulteGroup Inc.	2,418,182	88,385
Campbell Soup Co.	1,816,941	85,251
Bunge Ltd.	1,247,659	70,642
BorgWarner Inc.	1,915,921	70,276
Tapestry Inc.	2,661,415	69,330
Lear Corp.	566,296	66,766
* Mohawk Industries Inc.	535,439	66,432
Newell Brands Inc.	3,534,488	66,166
PVH Corp.	694,817	61,304
Hormel Foods Corp.	1,237,129	54,100
Ralph Lauren Corp. Class A	458,282	43,752
Coty Inc. Class A	2,806,748	29,499
*,^ Levi Strauss & Co. Class A	369,335	7,032
Lennar Corp. Class B	122,627	5,441
		2,305,715
Consumer Services (13.4%)
Royal Caribbean Cruises Ltd.	1,556,477	168,613
Omnicom Group Inc.	2,019,522	158,128
Best Buy Co. Inc.	2,107,417	145,391
* Liberty Broadband Corp.	1,347,995	141,095

Darden Restaurants Inc.	1,140,159	134,790
* AutoZone Inc.	113,865	123,500
AmerisourceBergen Corp. Class A	1,450,658	119,433
MGM Resorts International	4,115,072	114,070
Advance Auto Parts Inc.	629,659	104,146
* Norwegian Cruise Line Holdings Ltd.	2,001,270	103,606
American Airlines Group Inc.	3,720,913	100,353
Aramark	2,292,329	99,900
* United Airlines Holdings Inc.	1,013,644	89,616
* Discovery Communications Inc.	3,255,026	80,139
Viacom Inc. Class B	3,275,540	78,711
Interpublic Group of Cos. Inc.	3,593,681	77,480
Kohl's Corp.	1,503,496	74,664
Alaska Air Group Inc.	1,143,830	74,246
* DISH Network Corp. Class A	2,124,965	72,397
Nielsen Holdings plc	3,299,744	70,119
* CarMax Inc.	768,044	67,588
CBS Corp. Class B	1,576,465	63,642
News Corp. Class A	4,322,841	60,174
* Liberty Media Corp-Liberty SiriusXM Class C	1,421,204	59,634
Tiffany & Co.	531,723	49,253
* Discovery Communications Inc. Class A	1,427,185	38,006
* Liberty Media Corp-Liberty SiriusXM Class A	769,414	31,984
Hyatt Hotels Corp. Class A	333,535	24,571
* Liberty Broadband Corp. Class A	231,743	24,222
Gap Inc.	1,319,667	22,909
Macy's Inc.	1,438,008	22,347
L Brands Inc.	1,093,417	21,420
News Corp. Class B	378,120	5,405
Viacom Inc. Class A	101,139	2,656
CBS Corp. Class A	188	8
		2,624,216
Financials (25.0%)
Hartford Financial Services Group Inc.	3,357,028	203,469
M&T Bank Corp.	1,178,924	186,235
Cincinnati Financial Corp.	1,440,672	168,083
KeyCorp	9,314,699	166,174
HCP Inc.	4,559,400	162,451
* Arch Capital Group Ltd.	3,572,296	149,965
Principal Financial Group Inc.	2,588,517	147,908
Citizens Financial Group Inc.	4,151,067	146,823
Regions Financial Corp.	9,264,356	146,562
WP Carey Inc.	1,585,544	141,906
Huntington Bancshares Inc.	9,635,544	137,499
UDR Inc.	2,718,986	131,816
KKR & Co. Inc. Class A	4,812,840	129,225
Loews Corp.	2,386,609	122,863
Ally Financial Inc.	3,625,303	120,215
Annaly Capital Management Inc.	13,514,489	118,928
Host Hotels & Resorts Inc.	6,777,055	117,175
Duke Realty Corp.	3,356,461	114,019
Lincoln National Corp.	1,858,998	112,135
Fidelity National Financial Inc.	2,420,351	107,488
Nasdaq Inc.	1,070,460	106,350
* Alleghany Corp.	127,286	101,544
Everest Re Group Ltd.	378,241	100,646
Camden Property Trust	899,075	99,806

Weyerhaeuser Co.	3,458,124	95,790
VEREIT Inc.	9,794,288	95,788
Raymond James Financial Inc.	1,160,240	95,673
Reinsurance Group of America Inc. Class A	582,684	93,160
WR Berkley Corp.	1,275,384	92,121
Comerica Inc.	1,386,629	91,504
Western Union Co.	3,935,066	91,175
Ameriprise Financial Inc.	607,022	89,293
* Globe Life Inc.	911,496	87,285
AGNC Investment Corp.	5,091,225	81,918
Kimco Realty Corp.	3,721,308	77,701
Arthur J Gallagher & Co.	863,324	77,328
Franklin Resources Inc.	2,570,371	74,181
Zions Bancorp NA	1,642,024	73,103
Voya Financial Inc.	1,302,278	70,896
SL Green Realty Corp.	764,396	62,489
AXA Equitable Holdings Inc.	2,733,063	60,565
Invesco Ltd.	3,485,403	59,043
* Athene Holding Ltd. Class A	1,347,803	56,689
Vornado Realty Trust	797,554	50,780
Jones Lang LaSalle Inc.	239,685	33,331
People's United Financial Inc.	1,856,290	29,023
Unum Group	874,121	25,979
		4,904,100
Health Care (5.9%)
* Laboratory Corp. of America Holdings	907,139	152,399
Quest Diagnostics Inc.	1,250,399	133,830
Cardinal Health Inc.	2,768,053	130,625
* Hologic Inc.	2,481,908	125,312
Dentsply Sirona Inc.	2,081,324	110,955
Universal Health Services Inc. Class B	716,581	106,592
* Mylan NV	4,789,193	94,730
* Elanco Animal Health Inc.	3,462,735	92,074
* Henry Schein Inc.	1,376,189	87,388
Perrigo Co. plc	1,198,884	67,006
* DaVita Inc.	961,737	54,886
		1,155,797
Industrials (10.5%)
Willis Towers Watson plc	1,197,612	231,103
* Keysight Technologies Inc.	1,741,700	169,380
Dover Corp.	1,350,345	134,440
WW Grainger Inc.	430,680	127,977
Jacobs Engineering Group Inc.	1,258,184	115,124
Ball Corp.	1,541,495	112,236
CH Robinson Worldwide Inc.	1,257,006	106,569
Textron Inc.	2,136,804	104,618
Arconic Inc.	3,678,006	95,628
Packaging Corp. of America	878,518	93,211
Rockwell Automation Inc.	542,726	89,441
* United Rentals Inc.	716,062	89,250
Westrock Co.	2,388,804	87,072
* Crown Holdings Inc.	1,257,907	83,097
Snap-on Inc.	512,374	80,207
Huntington Ingalls Industries Inc.	364,411	77,179
Hubbell Inc. Class B	504,718	66,320
Xerox Holdings Corp.	1,739,559	52,030

*	Sensata Technologies Holding plc	749,003	37,495
	FLIR Systems Inc.	630,786	33,173
	Sealed Air Corp.	719,314	29,859
	Pentair plc	782,233	29,568
	Alliance Data Systems Corp.	192,847	24,710
*	Fiserv Inc.	2	—
			2,069,687
Oil & Gas (3.7%)
	Marathon Oil Corp.	7,464,413	91,588
	Devon Energy Corp.	3,564,439	85,760
	OGE Energy Corp.	1,858,103	84,321
	Hess Corp.	1,272,345	76,951
	National Oilwell Varco Inc.	3,581,324	75,924
	HollyFrontier Corp.	1,374,415	73,724
	Halliburton Co.	3,664,497	69,076
	Baker Hughes a GE Co. Class A	2,928,804	67,948
	Noble Energy Inc.	2,216,042	49,772
	Apache Corp.	1,747,679	44,741
			719,805
Technology (8.6%)
	Motorola Solutions Inc.	1,536,977	261,916
	CDW Corp.	1,343,537	165,578
	Western Digital Corp.	2,610,771	155,706
	Maxim Integrated Products Inc.	2,518,612	145,853
	Marvell Technology Group Ltd.	5,830,145	145,579
	Symantec Corp.	5,164,076	122,027
	Seagate Technology plc	2,248,191	120,930
	KLA Corp.	739,309	117,883
	NetApp Inc.	2,209,086	115,999
	Hewlett Packard Enterprise Co.	6,076,519	92,181
*	Qorvo Inc.	1,093,138	81,045
	Juniper Networks Inc.	3,209,520	79,436
*	F5 Networks Inc.	279,522	39,250
	DXC Technology Co.	1,218,614	35,949
*	Dell Technologies Inc.	9,813	509
			1,679,841
Telecommunications (0.6%)
	CenturyLink Inc.	10,126,732	126,382
Utilities (13.5%)
	WEC Energy Group Inc.	2,928,309	278,482
	Eversource Energy	3,004,000	256,752
	FirstEnergy Corp.	4,939,645	238,239
	DTE Energy Co.	1,701,622	226,248
	Entergy Corp.	1,845,734	216,615
	American Water Works Co. Inc.	1,677,106	208,347
	Ameren Corp.	2,352,072	188,283
	CMS Energy Corp.	2,634,381	168,469
	Evergy Inc.	2,185,602	145,474
	CenterPoint Energy Inc.	4,652,597	140,415
	Alliant Energy Corp.	2,205,024	118,917
	NiSource Inc.	3,466,148	103,707
	Pinnacle West Capital Corp.	1,042,524	101,198
	AES Corp.	6,163,650	100,714
	Vistra Energy Corp.	3,649,737	97,558
	Avangrid Inc.	574,972	30,042

*	PG&E Corp.			2,463,492	24,635
					2,644,095
Total Common Stocks (Cost $16,552,467)					19,550,650
		Coupon
Temporary Cash Investments (0.2%)1
Money Market Fund (0.2%)
2,3 Vanguard Market Liquidity Fund		2.098%		276,725	27,675

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill	2.053%	11/21/19	800	798
4	United States Treasury Bill	1.997%—2.082%	12/26/19	2,700	2,689
					3,487
Total Temporary Cash Investments (Cost $31,160)					31,162
Total Investments (99.9%) (Cost $16,583,627)					19,581,812
Other Assets and Liabilities-Net (0.1%)3					28,673
Net Assets (100%)					19,610,485

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,420,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $3,592,000 was received for securities on loan.
4 Securities with a value of $2,590,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2019	226	33,657	(180)
E-mini S&P Mid-Cap 400 Index	December 2019	132	25,582	(367)
				(547)

Mid-Cap Growth Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

Mid-Cap Growth Index Fund

The following table summarizes the market value of the fund's investments and derivatives as of
September 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	19,550,650	—	—
Temporary Cash Investments	27,675	3,487	—
Futures Contracts—Assets[1]	342	—	—
Total	19,578,667	3,487	—
1 Represents variation margin on the last day of the reporting period.